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                                                 HEATHER C. HARKER
                                         ASSISTANT GENERAL COUNSEL
March 8, 2018


Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

       Re:   Security Equity Separate Account Twenty-Six
             File No. 811-08888

Ladies and Gentlemen:

The Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.


                               Sincerely,

                               /s/ Heather C. Harker

                               Heather C. Harker
                               Assistant General Counsel
                               Metropolitan Life Insurance Company